Prospectus Supplement
John Hancock Current Interest
John Hancock Money Market Fund (the fund)
Supplement dated October 18, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective as of January 1, 2025, in the “Your account” section of the Prospectus under the heading “Selling shares”, the below is amended and restated in its entirety in the fund’s Prospectus as follows:
To sell some or all of your shares
By letter
●Accounts of any type. ●Sales of any amount.
●Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
●Include all signatures and any additional documents that may be required (see next page).
●Mail the materials to Signature Services (address below).
●A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By internet
●Most accounts. ●Sales of up to $100,000.	●Log on to the website below to initiate redemptions from your fund.
By phone
●Most accounts. ●Sales of up to $100,000.
●Call EASI-Line for automated service.
●Call your financial professional or call Signature Services between
8:00 a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between
8:00 a.m. and 6:00 p.m. Eastern Time.

By wire or electronic funds transfer (EFT)
●Requests by letter to sell any amount. ●Requests by internet or phone to sell up to $100,000.
●To verify that the internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
●A $15 fee will be deducted from your account. Your bank may also charge a fee for this service

By exchange
●Accounts of any type. ●Sales of any amount.
●Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
●Log on to the website below to process exchanges between your funds.
●Call EASI-Line for automated service.
●Call your financial professional or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.